UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-09891

BNY Mellon Opportunity Funds
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	09/30
Date of reporting period:	03/31/2022

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

BNY Mellon Natural Resources Fund

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon Natural Resources Fund

SEMIANNUAL REPORT March 31, 2022

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from October 1, 2021, through March 31, 2022, as provided by Albert Chu, CFA, and David Intoppa, Portfolio Managers of Newton Investment Management of North America, LLC, Sub-adviser

Market and Fund Performance Overview

For the six-month period ended March 31, 2022, BNY Mellon Natural Resources Fund’s (the “fund”) Class A shares produced a total return of 48.47%, Class C shares returned 47.91%, Class I shares returned 48.60% and Class Y shares returned 48.68%.1 In comparison, the fund’s benchmark, the S&P 500® Index (the “Index”), produced a total return of 5.92% for the same period.2 The S&P Global Natural Resources Index, which more closely reflects the fund’s composition, returned 25.36% for the reporting period.3

Natural resources equities, led by energy stocks, produced strongly positive returns during the period, supported by an inflationary price environment exacerbated by geopolitical conflict. The fund outperformed its primary and secondary indices primarily due to its stock selections and overweight allocations in the agriculture, industrial metals and energy sectors.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its assets, plus any borrowings for investment purposes, in stocks of companies in natural resources and natural resource-related sectors. Generally, these are companies principally engaged in owning or developing natural resources, or supplying goods, technology and services relating to natural resources.

The fund invests in growth and value stocks and typically will maintain exposure to the major natural resources sectors. Using fundamental research and direct management contact, the portfolio managers seek stocks of companies with strong positions in their natural resources sector, sustained achievement records and strong financial conditions. There are no prescribed limits on the weightings of securities in any particular natural resources sector or in any individual company, and the fund may invest in companies of any market-capitalization size. The fund may invest in foreign securities, including emerging market securities, without limitation.

Inflation and Geopolitical Conflict Drive Commodity Prices Higher

Stock-market indices experienced a robust start to the review period as improving sentiment lifted economically sensitive sectors, while a stabilization of longer-dated bond yields lent support to growth stocks. However, this upward trajectory was interrupted toward the end of November 2021, as the new COVID-19 Omicron variant came to the fore. Shortly afterward, the picture for international equities was muddied still further when Jerome Powell, Chair of the U.S. Federal Reserve (the “Fed”), surprised markets by embracing a more hawkish tone regarding the tapering of the Fed’s asset-purchase program. By late December, increasing inflationary concerns, rising post-pandemic demand and constrained supplies began to drive commodity prices higher.

The start of 2022 saw increasingly aggressive comments from the Fed regarding monetary tightening, along with rising tensions between Russia and Ukraine, two major suppliers of energy, agricultural products and other natural resources. As a result, while most equity sectors lost ground, prices of many natural resources—along with the stocks of related producers—climbed. Oil and gas led the way as demand outstripped supply in the wake of pandemic-related production cutbacks, and as environmental concerns drove companies to reallocate capital from drilling and refining to share buybacks, increased dividends and other areas. Industrial metals that require large amounts of energy for production, such as aluminum, followed close behind. Prices for fertilizer, another highly energy-dependent product, rose as well. As full-fledged war erupted in Ukraine, food and grain prices followed suit, reaching near-record levels, while energy and other commodity prices continued to soar.

Strong Positioning in Energy and Metals Bolstered Returns

The portfolio outperformed its benchmarks during the period primarily due to favorable stock selections and overweight exposure to fertilizer and other agricultural product producers. Top holdings included The Mosaic Company, CF Industries Holdings, Bunge, Nutrien and Corteva. Several other industrial areas contributed positively to relative performance as well. Positions in aluminum producers, such as Alcoa and Norsk Hydro, and copper producers, such as Freeport-McMoRan and First Quantum Minerals, bolstered returns. Energy holdings, led by oil and gas exploration and production company Devon Energy, enhanced returns as well. Finally, lack of exposure to the lagging areas of gold and paper/packaging proved further accretive to performance.

Not surprisingly, given the fund’s outsized returns relative to the Index, few positions detracted. The only meaningfully negative position held by the fund was a small, out-of-benchmark allocation to renewable energy stocks.

Positioned for a Sustained Upcycle in Natural Resources

In our opinion, the recent upcycle in natural resources represents the end of a decades-long bear market for commodities. While the economic and geopolitical events that initially prompted this shift may prove relatively short lived, other structural forces are poised to continue driving price increases for some natural resources. In the case of oil and gas, supply-chain constraints, prompted by environmental concerns and efforts to cap carbon emissions, are becoming permanent industry fixtures and are likely to further elevate not only fossil fuel prices but also energy-dependent products, such as fertilizer and essential industrial metals. In the agriculture space, dwindling water supplies, the increasing reliance on biofuels and extreme weather events driven by climate change are all feeding a secular inflationary environment for food and grain. Accordingly, we expect recent increases in global personal expenditures on food to continue.

Given these trends, we remain bullish on several key areas of natural resource, the most significant being energy. As of the end of the period, the fund has allocated more than 50% of its assets to energy, with exposure in every facet of energy supply. The fund’s largest increases of late have been in oilfield services and refineries. The fund also holds

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

overweight exposure to upstream producers and natural gas. Other areas of overweight exposure include agriculture and metals. Underweight areas include paper/packaging and emerging markets. The fund’s assets are tilted toward investments in North America, where natural resources producers benefit from the availability of relatively cheap oil, a well-developed and maintained infrastructure, and reliable rule of law.

April 15, 2022

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

3 Source: Lipper Inc. — The S&P Global Natural Resources Index includes 90 of the largest publicly traded companies in natural resources and commodities businesses that meet specific investability requirements, offering investors diversified and investable equity exposure across three primary, commodity-related sectors: agribusiness, energy and metals & mining. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

Because the fund’s investments are concentrated in the natural resources and related sectors, the value of its shares will be affected by factors particular to those sectors and may fluctuate more widely than that of a fund that invests in a broad range of industries. The market value of these securities may be affected by numerous factors, including events occurring in nature, inflationary pressures and domestic and international politics. Interest rates, commodity prices, economic, tax and energy developments, and government regulations may affect the supply and demand for natural resources and the share prices of companies in the sector.

Securities of companies within specific natural resources sectors can perform differently from the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the fund may allocate relatively more assets to certain natural resources sectors than others, the fund’s performance may be more sensitive to developments that affect those sectors emphasized by the fund.

Small and midsized companies carry additional risks because their earnings and revenues tend to be less predictable, and their share prices more volatile, than those of larger, more established companies.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity. These risks are greater with emerging-market countries than with more economically and politically established foreign countries.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Natural Resources Fund from October 1, 2021 to March 31, 2022. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended March 31, 2022

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$7.00	$11.74	$5.64	$5.15
Ending value (after expenses)	$1,484.70	$1,479.10	$1,486.00	$1,486.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended March 31, 2022

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.69	$9.55	$4.58	$4.18
Ending value (after expenses)	$1,019.30	$1,015.46	$1,020.39	$1,020.79
†

Expenses are equal to the fund’s annualized expense ratio of 1.13% for Class A, 1.90% for Class C, .91% for Class I and .83% for Class Y, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

March 31, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.4%
Agricultural Products - 4.3%
Bunge	264,520		29,311,461
Darling Ingredients	66,963	[a]	5,382,486
			34,693,947
Aluminum - 4.8%
Alcoa	322,699		29,052,591
Norsk Hydro	972,265		9,473,939
			38,526,530
Coal & Consumable Fuels - 1.6%
Energy Fuels	490,352	[a,b]	4,486,721
NexGen Energy	1,462,477	[a]	8,282,476
			12,769,197
Commodity Chemicals - 1.0%
Tronox Holdings, Cl. A	425,559		8,421,813
Construction & Engineering - 3.4%
Fluor	954,452	[a,b]	27,383,228
Copper - 6.9%
First Quantum Minerals	578,762		20,036,651
Freeport-McMoRan	625,620		31,118,339
OZ Minerals	220,283		4,363,893
			55,518,883
Diversified Metals & Mining - 4.0%
Anglo American	555,429		28,647,073
MP Materials	66,560	[a,b]	3,816,550
			32,463,623
Electrical Components & Equipment - .1%
Stem	107,316	[a,b]	1,181,549
Environmental & Facilities Services - .2%
Li-Cycle Holdings	184,131	[a,b]	1,555,907
Fertilizers & Agricultural Chemicals - 12.6%
CF Industries Holdings	283,839		29,252,447
Corteva	535,897		30,803,359
Nutrien	102,039		10,611,036
The Mosaic Company	462,703		30,769,749
			101,436,591
Gold - 4.2%
Barrick Gold	383,815		9,414,982
Newmont	306,201		24,327,669
			33,742,651
Integrated Oil & Gas - 7.9%
Equinor	861,986		32,344,427

Description		Shares		Value ($)
Common Stocks - 97.4% (continued)
Integrated Oil & Gas - 7.9% (continued)
Occidental Petroleum		547,648		31,073,547
				63,417,974
Oil & Gas Drilling - 1.6%
Patterson-UTI Energy		861,520		13,336,330
Oil & Gas Equipment & Services - 7.3%
Halliburton		544,852		20,633,545
Liberty Oilfield Services, Cl. A		503,600	[a,b]	7,463,352
Nextier Oilfield Solutions		764,302	[a]	7,062,150
Schlumberger		580,218		23,968,806
				59,127,853
Oil & Gas Exploration & Production - 20.5%
California Resources		48,042		2,148,919
Chesapeake Energy		238,858		20,780,646
Comstock Resources		583,054	[a]	7,608,855
Devon Energy		523,410		30,949,233
Diamondback Energy		85,148		11,672,088
EQT		901,144		31,008,365
Hess		293,066		31,369,785
Pioneer Natural Resources		109,319		27,333,029
Range Resources		84,076	[a]	2,554,229
				165,425,149
Oil & Gas Refining & Marketing - 15.7%
Archaea Energy		155,534	[a]	3,410,861
HF Sinclair		23,376	[a]	931,534
Marathon Petroleum		454,636		38,871,378
PBF Energy, Cl. A		361,356	[a]	8,806,246
Phillips 66		414,129		35,776,604
Valero Energy		384,896		39,082,340
				126,878,963
Precious Metals & Minerals - .4%
Sibanye Stillwater		857,390		3,482,596
Specialty Chemicals - .9%
Albemarle		31,979		7,072,156
Total Common Stocks (cost $489,539,059)				786,434,940
	1-Day Yield (%)
Investment Companies - 3.2%
Registered Investment Companies - 3.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $26,070,443)	0.31	26,070,443	[c]	26,070,443

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares		Value ($)
Investment of Cash Collateral for Securities Loaned - 1.2%
Registered Investment Companies - 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $9,768,934)	0.31	9,768,934	[c]	9,768,934
Total Investments (cost $525,378,436)		101.8%		822,274,317
Liabilities, Less Cash and Receivables		(1.8%)		(14,525,549)
Net Assets		100.0%		807,748,768

a Non-income producing security.

b Security, or portion thereof, on loan. At March 31, 2022, the value of the fund’s securities on loan was $18,530,352 and the value of the collateral was $19,102,516, consisting of cash collateral of $9,768,934 and U.S. Government & Agency securities valued at $9,333,582. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Energy	54.6
Materials	34.8
Investment Companies	4.4
Consumer Staples	4.3
Industrials	3.7
101.8

† Based on net assets.

See notes to financial statements.

Affiliated Issuers
Description	Value ($) 9/30/2021	Purchases ($)†	Sales ($)	Value ($) 3/31/2022	Dividends/ Distributions ($)
Registered Investment Companies - 3.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 3.2%	9,601,432	163,354,034	(146,885,023)	26,070,443	6,543
Investment of Cash Collateral for Securities Loaned - 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares - 1.2%	4,813,536	60,156,704	(55,201,306)	9,768,934	75,412	††
Total - 4.4%	14,414,968	223,510,738	(202,086,329)	35,839,377	81,955

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2022 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $18,530,352)—Note 1(c):
Unaffiliated issuers	489,539,059	786,434,940
Affiliated issuers	35,839,377	35,839,377
Cash denominated in foreign currency	1,332,926	1,305,705
Receivable for shares of Beneficial Interest subscribed		5,045,726
Receivable for investment securities sold		2,587,439
Dividends and securities lending income receivable		1,124,409
Tax reclaim receivable—Note 1(b)		359,920
Prepaid expenses		52,575
		832,750,091
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		544,941
Cash overdraft due to Custodian		73
Liability for securities on loan—Note 1(c)		9,768,934
Payable for investment securities purchased		8,842,380
Payable for shares of Beneficial Interest redeemed		5,700,309
Trustees’ fees and expenses payable		5,530
Other accrued expenses		139,156
		25,001,323
Net Assets ($)		807,748,768
Composition of Net Assets ($):
Paid-in capital		478,974,504
Total distributable earnings (loss)		328,774,264
Net Assets ($)		807,748,768

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	155,387,353	28,006,057	590,883,436	33,471,922
Shares Outstanding	2,830,707	558,228	10,444,259	591,223
Net Asset Value Per Share ($)	54.89	50.17	56.57	56.61

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2022 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $124,057 foreign taxes withheld at source):
Unaffiliated issuers	7,352,051
Affiliated issuers	6,543
Income from securities lending—Note 1(c)	75,412
Total Income	7,434,006
Expenses:
Management fee—Note 3(a)	2,160,631
Shareholder servicing costs—Note 3(c)	406,055
Distribution fees—Note 3(b)	73,725
Professional fees	53,626
Registration fees	53,599
Trustees’ fees and expenses—Note 3(d)	24,503
Prospectus and shareholders’ reports	19,697
Custodian fees—Note 3(c)	12,606
Chief Compliance Officer fees—Note 3(c)	7,886
Loan commitment fees—Note 2	5,225
Miscellaneous	11,757
Total Expenses	2,829,310
Net Investment Income	4,604,696
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	38,297,918
Net realized gain (loss) on forward foreign currency exchange contracts	(2,768)
Net Realized Gain (Loss)	38,295,150
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	198,971,826
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	3,021
Net Change in Unrealized Appreciation (Depreciation)	198,974,847
Net Realized and Unrealized Gain (Loss) on Investments	237,269,997
Net Increase in Net Assets Resulting from Operations	241,874,693

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Operations ($):
Net investment income	4,604,696	5,608,536
Net realized gain (loss) on investments	38,295,150	51,732,199
Net change in unrealized appreciation (depreciation) on investments	198,974,847	96,053,169
Net Increase (Decrease) in Net Assets Resulting from Operations	241,874,693	153,393,904
Distributions ($):
Distributions to shareholders:
Class A	(4,762,510)	(462,334)
Class C	(828,434)	(71,163)
Class I	(19,307,548)	(2,963,507)
Class Y	(898,703)	(103,330)
Total Distributions	(25,797,195)	(3,600,334)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	48,582,377	45,019,935
Class C	6,544,800	4,597,241
Class I	178,620,844	170,652,663
Class Y	14,252,255	13,740,540
Distributions reinvested:
Class A	3,643,805	410,878
Class C	443,754	42,642
Class I	17,272,035	2,683,895
Class Y	898,703	103,315
Cost of shares redeemed:
Class A	(19,628,636)	(25,680,067)
Class C	(2,200,412)	(2,572,021)
Class I	(121,399,294)	(155,409,588)
Class Y	(6,009,174)	(8,180,787)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	121,021,057	45,408,646
Total Increase (Decrease) in Net Assets	337,098,555	195,202,216
Net Assets ($):
Beginning of Period	470,650,213	275,447,997
End of Period	807,748,768	470,650,213

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	1,048,303	1,197,768
Shares issued for distributions reinvested	97,846	13,942
Shares redeemed	(447,562)	(732,017)
Net Increase (Decrease) in Shares Outstanding	698,587	479,693
Class Ca
Shares sold	156,337	143,600
Shares issued for distributions reinvested	13,006	1,571
Shares redeemed	(53,025)	(79,208)
Net Increase (Decrease) in Shares Outstanding	116,318	65,963
Class I
Shares sold	3,733,986	4,746,229
Shares issued for distributions reinvested	450,379	88,606
Shares redeemed	(2,585,345)	(4,422,384)
Net Increase (Decrease) in Shares Outstanding	1,599,020	412,451
Class Yb
Shares sold	296,511	381,861
Shares issued for distributions reinvested	23,422	3,411
Shares redeemed	(131,515)	(236,525)
Net Increase (Decrease) in Shares Outstanding	188,418	148,747

[a]

During the period ended March 31, 2022, 1,202 Class C shares representing $42,205 were automatically converted to 1,101 Class A shares and during the period ended September 30, 2021, 211 Class C shares representing $6,335 were automatically converted to 194 Class A shares.

[b]	During the period ended September 30, 2021, 19,929 Class Y shares representing $620,185 were exchanged for 20,550 Class A shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	March 31, 2022	Year Ended September 30,
Class A Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	39.02	25.18	27.79	33.28	30.04	26.56
Investment Operations:
Net investment income[a]	.32	.45	.30	.55	.32	.15
Net realized and unrealized gain (loss) on investments	17.61	13.67	(2.33)	(5.64)	3.05	3.69
Total from Investment Operations	17.93	14.12	(2.03)	(5.09)	3.37	3.84
Distributions:
Dividends from net investment income	(.49)	(.28)	(.58)	(.40)	(.13)	(.36)
Dividends from net realized gain on investments	(1.57)	-	-	-	-	-
Total Distributions	(2.06)	(.28)	(.58)	(.40)	(.13)	(.36)
Net asset value, end of period	54.89	39.02	25.18	27.79	33.28	30.04
Total Return (%)[b]	48.47[c]	56.46	(7.50)	(15.38)	11.29	14.52
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.13[d]	1.20	1.26	1.24	1.28	1.36
Ratio of net expenses to average net assets	1.13[d]	1.20	1.26	1.24	1.28	1.34
Ratio of net investment income to average net assets	1.47[d]	1.28	1.17	1.94	.99	.53
Portfolio Turnover Rate	31.74[c]	99.02	76.09	77.60	55.65	94.39
Net Assets, end of period ($ x 1,000)	155,387	83,204	41,605	56,407	88,769	88,293

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

	Six Months Ended
	March 31, 2022	Year Ended September 30,
Class C Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	35.73	23.15	25.52	30.61	27.70	24.53
Investment Operations:
Net investment income (loss)[a]	.14	.17	.09	.33	.13	(.05)
Net realized and unrealized gain (loss) on investments	16.11	12.59	(2.14)	(5.21)	2.78	3.41
Total from Investment Operations	16.25	12.76	(2.05)	(4.88)	2.91	3.36
Distributions:
Dividends from net investment income	(.24)	(.18)	(.32)	(.21)	-	(.19)
Dividends from net realized gain on investments	(1.57)	-	-	-	-	-
Total Distributions	(1.81)	(.18)	(.32)	(.21)	-	(.19)
Net asset value, end of period	50.17	35.73	23.15	25.52	30.61	27.70
Total Return (%)[b]	47.91[c]	55.36	(8.15)	(15.97)	10.51	13.73
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.90[d]	1.91	1.98	1.96	1.96	2.04
Ratio of net expenses to average net assets	1.90[d]	1.91	1.98	1.96	1.96	2.03
Ratio of net investment income (loss) to average net assets	.69[d]	.52	.40	1.23	.42	(.18)
Portfolio Turnover Rate	31.74[c]	99.02	76.09	77.60	55.65	94.39
Net Assets, end of period ($ x 1,000)	28,006	15,790	8,702	8,341	15,606	11,741

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
March 31, 2022		Year Ended September 30,
Class I Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	40.19	25.92	28.59	34.26	30.91	27.30
Investment Operations:
Net investment income[a]	.38	.53	.38	.67	.47	.25
Net realized and unrealized gain (loss) on investments	18.13	14.10	(2.39)	(5.84)	3.09	3.78
Total from Investment Operations	18.51	14.63	(2.01)	(5.17)	3.56	4.03
Distributions:
Dividends from net investment income	(.56)	(.36)	(.66)	(.50)	(.21)	(.42)
Dividends from net realized gain on investments	(1.57)	-	-	-	-	-
Total Distributions	(2.13)	(.36)	(.66)	(.50)	(.21)	(.42)
Net asset value, end of period	56.57	40.19	25.92	28.59	34.26	30.91
Total Return (%)	48.60[b]	56.88	(7.23)	(15.16)	11.59	14.85
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.91[c]	.96	1.00	.98	1.00	1.05
Ratio of net expenses to average net assets	.91[c]	.96	1.00	.98	1.00	1.05
Ratio of net investment income to average net assets	1.66[c]	1.48	1.44	2.28	1.42	.86
Portfolio Turnover Rate	31.74[b]	99.02	76.09	77.60	55.65	94.39
Net Assets, end of period ($ x 1,000)	590,883	355,451	218,549	247,344	330,252	233,080

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

	Six Months Ended
	March 31, 2022	Year Ended September 30,
Class Y Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	40.23	25.94	28.63	34.30	30.94	27.31
Investment Operations:
Net investment income[a]	.42	.61	.40	.76	.55	.41
Net realized and unrealized gain (loss) on investments	18.12	14.07	(2.39)	(5.89)	3.06	3.65
Total from Investment Operations	18.54	14.68	(1.99)	(5.13)	3.61	4.06
Distributions:
Dividends from net investment income	(.59)	(.39)	(.70)	(.54)	(.25)	(.43)
Dividends from net realized gain on investments	(1.57)	-	-	-	-	-
Total Distributions	(2.16)	(.39)	(.70)	(.54)	(.25)	(.43)
Net asset value, end of period	56.61	40.23	25.94	28.63	34.30	30.94
Total Return (%)	48.68[b]	57.02	(7.14)	(15.04)	11.75	14.98
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.83[c]	.85	.87	.85	.87	.93
Ratio of net expenses to average net assets	.83[c]	.85	.87	.85	.87	.93
Ratio of net investment income to average net assets	1.84[c]	1.63	1.52	2.56	1.63	1.38
Portfolio Turnover Rate	31.74[b]	99.02	76.09	77.60	55.65	94.39
Net Assets, end of period ($ x 1,000)	33,472	16,205	6,592	11,158	9,583	2,763

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Natural Resources Fund (the “fund”) is the sole series of BNY Mellon Opportunity Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to seek long-term capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-adviser”), a wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-investment adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of March 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	708,123,012	78,311,928	††	-	786,434,940
Investment Companies	35,839,377	-		-	35,839,377

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of March 31, 2022, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended March 31, 2022, BNY Mellon earned $10,282 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2022, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2022, the fund did not incur any interest or penalties.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each tax year in the three-year period ended September 30, 2021 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2021 was as follows: ordinary income $3,600,334. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended March 31, 2022, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The Adviser had contractually agreed, from October 1, 2021 through February 1, 2022, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) did not exceed 1.10% of the fund’s average daily net assets. On February 1, 2022, the Adviser terminated this expense limitation. During the period ended March 31, 2022, there were no reduction in expenses, pursuant to the undertaking.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-adviser, the Adviser pays the Sub-adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.

During the period ended March 31, 2022, the Distributor retained $25,681 from commissions earned on sales of the fund’s Class A shares, $4,458 and $1,466 from CDSC fees on redemptions of the fund’s Class A and Class C shares, respectively.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended March 31, 2022, Class C shares were charged $73,725 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2022, Class A and Class C shares were charged $133,081 and $24,575, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the fund includes net earnings credits, if any, as shareholder servicing costs in the Statement of Operations.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits,

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

if any, for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended March 31, 2022, the fund was charged $13,341 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended March 31, 2022, the fund was charged $12,606 pursuant to the custody agreement.

During the period ended March 31, 2022, the fund was charged $7,886 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $478,270, Distribution Plan fees of $16,535, Shareholder Services Plan fees of $35,580, custodian fees of $6,000, Chief Compliance Officer fees of $3,918 and transfer agency fees of $4,638.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward foreign currency exchange contracts (“forward contracts”), during the period ended March 31, 2022, amounted to $271,468,487 and $179,083,579, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’

payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended March 31, 2022 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At March 31, 2022, there were no forward contracts outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended March 31, 2022:

Average Market Value ($)
Forward contracts	185,937

At March 31, 2022, accumulated net unrealized appreciation on investments was $296,895,881, consisting of $299,857,632 gross unrealized appreciation and $2,961,751 gross unrealized depreciation.

At March 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

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For More Information

BNY Mellon Natural Resources Fund

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Sub-adviser

Newton Investment Management

North America, LLC

BNY Mellon Center

201 Washington Street

Boston, MA 02108

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:	Class A: DNLAX Class C: DLDCX Class I: DLDRX Class Y: DLDYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2022 BNY Mellon Securities Corporation 6006SA0322

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Opportunity Funds

By: /s/ David DiPetrillo

        David DiPetrillo

        President (Principal Executive Officer)

Date: May 20, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David DiPetrillo

        David DiPetrillo

        President (Principal Executive Officer)

Date: May 20, 2022

By: /s/ James Windels

        James Windels

       Treasurer (Principal Financial Officer)

Date: May 20, 2022

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)